Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 1,426,145	$ 1,575,153	$ 1,366,336
Cost of services	(971,425)	(1,029,983)	(859,074)
Gross profit	454,720	545,170	507,262
Selling, general and administrative expenses	(171,899)	(194,201)	(170,852)
Reversal of previous impairment loss		3,065	(16,638)
Other operating income	20,207	19,953	16,944
Other operating expense	(4,054)	(4,838)	(4,903)
Operating income / (loss)	298,974	369,149	331,813
Share of loss in associates	(4,146)	(15,841)	(1,306)
Amortization and depreciation	151,049	108,314	96,690
Adjusted Ebitda	445,877	461,622	427,197
Construction services revenue	(198,417)	(250,112)	(165,065)
Construction services cost	196,344	248,602	163,747
Adjusted Ebitda excluding Construction Services	443,804	460,112	425,879
Construction services revenue	198,417	250,112	165,065
Construction services cost	(196,344)	(248,602)	(163,747)
Adjusted Ebitda	445,877	461,622	427,197
Financial income	76,281	62,555	37,521
Financial loss	(331,147)	(302,047)	(272,951)
Inflation adjustment	36,460
Amortization and depreciation	(151,049)	(108,314)	(96,690)
Income before income tax	3,502	113,816	95,077
Income tax expense	(14,101)	(46,925)	(56,359)
Net income	(10,599)	66,891	38,718
Loss from discontinued operations			(9,478)
Current assets	532,742	579,478
Non-current assets	3,312,536	3,221,736
Capital Expenditure	219,532	279,556
Current liabilities	450,551	732,022
Non-current liabilities	2,172,030	2,272,050
Operating segments | Argentina | Airports
Disclosure of operating segments [line items]
Revenue	822,756	1,000,303	840,852
Cost of services	(562,275)	(638,216)	(500,336)
Gross profit	260,481	362,087	340,516
Selling, general and administrative expenses	(75,189)	(96,737)	(84,887)
Reversal of previous impairment loss		0	0
Other operating income	15,854	18,942	16,944
Other operating expense	(1,553)	(1,271)	(1,331)
Operating income / (loss)	199,593	283,021	271,242
Share of loss in associates	0	0	0
Amortization and depreciation	75,164	32,121	22,791
Adjusted Ebitda	274,757	315,142	294,033
Construction services revenue	(176,131)	(231,014)	(153,935)
Construction services cost	175,964	230,829	153,770
Adjusted Ebitda excluding Construction Services	274,590	314,957	293,868
Construction services revenue	176,131	231,014	153,935
Construction services cost	(175,964)	(230,829)	(153,770)
Adjusted Ebitda	274,757	315,142	294,033
Current assets	202,187	200,982
Non-current assets	1,061,352	709,689
Capital Expenditure	176,525	231,998
Current liabilities	150,971	151,794
Non-current liabilities	504,934	412,242
Operating segments | Argentina | Others
Disclosure of operating segments [line items]
Revenue	256	422	373
Cost of services	(19)	(144)	(133)
Gross profit	237	278	240
Selling, general and administrative expenses	(251)	(242)	(218)
Reversal of previous impairment loss		0	0
Other operating income	41	69	0
Other operating expense	0	(1)	(58)
Operating income / (loss)	27	104	80
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	27	104	80
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	27	104	80
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	27	104	80
Current assets	251	425
Non-current assets	23	7
Capital Expenditure	0	41
Current liabilities	36	64
Non-current liabilities	0	0
Operating segments | Brazil | Airports
Disclosure of operating segments [line items]
Revenue	123,241	128,842	127,038
Cost of services	(103,933)	(116,164)	110,001
Gross profit	19,308	12,678	17,037
Selling, general and administrative expenses	(20,204)	(14,361)	12,644
Reversal of previous impairment loss		3,065	(16,638)
Other operating income	2,186	0	0
Other operating expense	(1,445)	(1,622)	(643)
Operating income / (loss)	(155)	(240)	(12,888)
Share of loss in associates	0	0	0
Amortization and depreciation	15,011	17,038	16,736
Adjusted Ebitda	14,856	16,798	3,848
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	14,856	16,798	3,848
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	14,856	16,798	3,848
Current assets	45,042	66,631
Non-current assets	1,224,475	1,432,833
Capital Expenditure	8,264	13,589
Current liabilities	106,907	262,624
Non-current liabilities	1,121,409	1,271,776
Operating segments | Brazil | Others
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross profit	0	0	0
Selling, general and administrative expenses	(15)	0	0
Reversal of previous impairment loss		0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income / (loss)	(15)	0	0
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	(15)	0	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(15)	0	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(15)	0	0
Current assets	116		0
Non-current assets	0		0
Capital Expenditure	0	0
Current liabilities	0		0
Non-current liabilities	0		0
Operating segments | Uruguay | Airports
Disclosure of operating segments [line items]
Revenue	105,707	100,553	89,187
Cost of services	(51,953)	(48,371)	(41,842)
Gross profit	53,754	52,182	47,345
Selling, general and administrative expenses	(12,796)	(11,758)	(8,292)
Reversal of previous impairment loss		0	0
Other operating income	440	74	0
Other operating expense	(267)	(623)	(220)
Operating income / (loss)	41,131	39,875	38,833
Share of loss in associates	0	0	0
Amortization and depreciation	12,687	12,495	11,682
Adjusted Ebitda	53,818	52,370	50,515
Construction services revenue	(653)	(2,750)	(2,920)
Construction services cost	634	2,670	2,835
Adjusted Ebitda excluding Construction Services	53,799	52,290	50,430
Construction services revenue	653	2,750	2,920
Construction services cost	(634)	(2,670)	(2,835)
Adjusted Ebitda	53,818	52,370	50,515
Current assets	21,925	24,697
Non-current assets	149,418	159,880
Capital Expenditure	1,832	6,327
Current liabilities	22,874	23,536
Non-current liabilities	52,904	64,050
Operating segments | Uruguay | Others
Disclosure of operating segments [line items]
Revenue	17,668	15,774	14,343
Cost of services	(13,305)	(12,184)	(10,572)
Gross profit	4,363	3,590	3,771
Selling, general and administrative expenses	(1,348)	(1,323)	(1,010)
Reversal of previous impairment loss		0	0
Other operating income	84	341	0
Other operating expense	(98)	(371)	(84)
Operating income / (loss)	3,001	2,237	2,677
Share of loss in associates	0	0	0
Amortization and depreciation	946	590	527
Adjusted Ebitda	3,947	2,827	3,204
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	3,947	2,827	3,204
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	3,947	2,827	3,204
Current assets	3,660	2,887
Non-current assets	5,396	5,121
Capital Expenditure	1,552	852
Current liabilities	2,341	3,755
Non-current liabilities	2,450	1,175
Operating segments | Armenia | Airports
Disclosure of operating segments [line items]
Revenue	118,376	94,464	73,234
Cost of services	(68,541)	(52,863)	(42,953)
Gross profit	49,835	41,601	30,281
Selling, general and administrative expenses	(12,676)	(11,263)	(11,303)
Reversal of previous impairment loss		0	0
Other operating income	137	149	0
Other operating expense	(611)	(827)	(2,267)
Operating income / (loss)	36,685	29,660	16,711
Share of loss in associates	0	0	0
Amortization and depreciation	12,137	11,493	11,360
Adjusted Ebitda	48,822	41,153	28,071
Construction services revenue	(5,799)	(2,553)	(207)
Construction services cost	5,629	2,479	201
Adjusted Ebitda excluding Construction Services	48,652	41,079	28,065
Construction services revenue	5,799	2,553	207
Construction services cost	(5,629)	(2,479)	(201)
Adjusted Ebitda	48,822	41,153	28,071
Current assets	51,264	38,110
Non-current assets	168,465	173,087
Capital Expenditure	8,026	5,778
Current liabilities	25,525	22,741
Non-current liabilities	74,457	95,159
Operating segments | Ecuador | Airports
Disclosure of operating segments [line items]
Revenue	89,225	85,310	85,301
Cost of services	(51,382)	(50,247)	(49,081)
Gross profit	37,843	35,063	36,220
Selling, general and administrative expenses	(20,512)	(16,185)	(16,159)
Reversal of previous impairment loss		0	0
Other operating income	1,465	287	0
Other operating expense	(80)	(77)	(565)
Operating income / (loss)	18,716	19,088	20,626
Share of loss in associates	0	0	0
Amortization and depreciation	5,954	7,376	7,344
Adjusted Ebitda	24,670	26,464	27,970
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	24,670	26,464	27,970
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	24,670	26,464	27,970
Current assets	44,145	42,760
Non-current assets	46,009	51,941
Capital Expenditure	2,127	934
Current liabilities	45,130	42,929
Non-current liabilities	2,098	6,571
Operating segments | Italy | Airports
Disclosure of operating segments [line items]
Revenue	155,483	154,526	141,347
Cost of services	(115,077)	(104,257)	(96,289)
Gross profit	40,406	50,269	45,058
Selling, general and administrative expenses	(13,610)	(30,800)	(27,203)
Reversal of previous impairment loss		0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income / (loss)	26,796	19,469	17,855
Share of loss in associates	43	39	0
Amortization and depreciation	11,935	10,302	9,478
Adjusted Ebitda	38,774	29,810	27,333
Construction services revenue	(15,834)	(13,795)	(8,003)
Construction services cost	14,117	12,624	6,941
Adjusted Ebitda excluding Construction Services	37,057	28,639	26,271
Construction services revenue	15,834	13,795	8,003
Construction services cost	(14,117)	(12,624)	(6,941)
Adjusted Ebitda	38,774	29,810	27,333
Current assets	51,192	62,144
Non-current assets	239,489	236,893
Capital Expenditure	21,142	20,013
Current liabilities	89,414	89,057
Non-current liabilities	65,552	73,762
Operating segments | Peru | Airports
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of services	0	0	0
Gross profit		0	0
Selling, general and administrative expenses	0	0	0
Reversal of previous impairment loss		0	0
Other operating income	0	0	0
Other operating expense	0	0	0
Operating income / (loss)	0	0	0
Share of loss in associates	(5,325)	(15,283)	(397)
Amortization and depreciation	0	0	0
Adjusted Ebitda	(5,325)	(15,283)	(397)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(5,325)	(15,283)	(397)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(5,325)	(15,283)	(397)
Current assets	0	0
Non-current assets	8,640	11,790
Capital Expenditure		0
Current liabilities	0	0
Non-current liabilities	0	0
Intrasegment Adjustments
Disclosure of operating segments [line items]
Revenue	(12,313)	(10,191)	(8,697)
Cost of services	9,578	6,778	6,132
Gross profit	(2,735)	(3,413)	(2,565)
Selling, general and administrative expenses	2,735	3,413	2,599
Reversal of previous impairment loss		0	0
Other operating income	0	0	0
Other operating expense	0	(9)	(34)
Operating income / (loss)	0	(9)	0
Share of loss in associates	0	0	0
Amortization and depreciation	0	0	0
Adjusted Ebitda	0	(9)	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	0	(9)	0
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	0	(9)	0
Current assets	(60,077)	(74,280)
Non-current assets	(600)	(1,093)
Capital Expenditure		0
Current liabilities	(59,909)	(73,004)
Non-current liabilities	(768)	(2,369)
Unallocated
Disclosure of operating segments [line items]
Revenue	5,746	5,150	3,358
Cost of services	(14,518)	(14,315)	(13,999)
Gross profit	(8,772)	(9,165)	(10,641)
Selling, general and administrative expenses	(18,033)	(14,945)	(11,735)
Reversal of previous impairment loss		0	0
Other operating income	0	91	0
Other operating expense	0	(37)	(947)
Operating income / (loss)	(26,805)	(24,056)	(23,323)
Share of loss in associates	1,136	(597)	(909)
Amortization and depreciation	17,215	16,899	16,772
Adjusted Ebitda	(8,454)	(7,754)	(7,460)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda excluding Construction Services	(8,454)	(7,754)	(7,460)
Construction services revenue	0	0	0
Construction services cost	0	0	0
Adjusted Ebitda	(8,454)	(7,754)	$ (7,460)
Current assets	173,037	215,122
Non-current assets	409,869	441,588
Capital Expenditure	64	24
Current liabilities	67,262	208,526
Non-current liabilities	$ 348,994	$ 349,684